Consolidated Statement of Changes in Equity (USD $) In Thousands		Total	Series A Common , Special Common and Common Shares	Capital in Excess of Par Value	Special Common and Common Treasury Shares	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total TDS Shareholders' Equity	Preferred Shares	Noncontrolling Interests
Beginning balance at Dec. 31, 2007		$ 4,579,085	$ 1,268	$ 2,048,110	$ (325,467)	$ 515,043	$ 1,686,053	$ 3,925,007	$ 860	$ 653,218
Add (deduct)
Net income attributable to TDS shareholders		90,666					90,666	90,666
Net income attributable to noncontrolling interests classified as equity		25,963								25,963
Net change in marketable equity securities and equity method investments		(19,454)				(17,509)		(17,509)		(1,945)
Cumulative-effect adjustment related to fair value accounting (Note 3)						(502,677)	502,677
Changes related to retirement plan		(8,248)				(8,248)		(8,248)
Common, Special Common and Series A Common Shares dividends		(47,256)					(47,256)	(47,256)
Preferred dividend requirement		(52)					(52)	(52)
Repurchase of shares		(199,615)			(199,607)			(199,607)	(8)
Dividend reinvestment plan		1,757	2	1,755				1,757
Incentive and compensation plans		1,996		51	11,966		(10,021)	1,996
Adjust investment in subsidiaries for repurchases, issuances, other compensation plans and noncontrolling interest purchases		(4,158)		8,690				8,690		(12,848)
Stock-based compensation awards	[1]	7,571		7,571				7,571
Tax windfall (shortfall) from stock awards	[2]	420		420				420
Distributions to noncontrolling interests		(16,769)								(16,769)
Other		183								183
Ending balance at Dec. 31, 2008		4,412,089	1,270	2,066,597	(513,108)	(13,391)	2,222,067	3,763,435	852	647,802
Add (deduct)
Net income attributable to TDS shareholders		191,347					191,347	191,347
Net income attributable to noncontrolling interests classified as equity		58,464								58,464
Net change in marketable equity securities and equity method investments		(302)				(302)		(302)
Changes related to retirement plan		10,983				10,983		10,983
Common, Special Common and Series A Common Shares dividends		(46,747)					(46,747)	(46,747)
Preferred dividend requirement		(51)					(51)	(51)
Repurchase of shares		(176,625)			(176,601)		(4)	(176,605)	(20)
Dividend reinvestment plan		1,530		1	1,243		286	1,530
Incentive and compensation plans		1,435		(44)	6,817		(5,338)	1,435
Adjust investment in subsidiaries for repurchases, issuances, other compensation plans and noncontrolling interest purchases		(18,467)		7,705				7,705		(26,172)
Stock-based compensation awards	[1]	16,124		16,124				16,124
Tax windfall (shortfall) from stock awards	[2]	(1,576)		(1,576)				(1,576)
Distributions to noncontrolling interests		(17,533)								(17,533)
Ending balance at Dec. 31, 2009		4,430,671	1,270	2,088,807	(681,649)	(2,710)	2,361,560	3,767,278	832	662,561
Add (deduct)
Net income attributable to TDS shareholders		144,849					144,849	144,849
Net income attributable to noncontrolling interests classified as equity		45,644								45,644
Net change in marketable equity securities and equity method investments		84				84		84
Changes related to retirement plan		(582)				(582)		(582)
Common, Special Common and Series A Common Shares dividends		(47,152)					(47,152)	(47,152)
Preferred dividend requirement		(50)					(50)	(50)
Repurchase of shares		(68,056)			(68,053)		(1)	(68,054)	(2)
Dividend reinvestment plan		4,067		1,858	5,492		(3,283)	4,067
Incentive and compensation plans		742		551	5,515		(5,324)	742
Adjust investment in subsidiaries for repurchases, issuances, other compensation plans and noncontrolling interest purchases		(41,699)		(137)				(137)		(41,562)
Stock-based compensation awards	[1]	17,084		17,084				17,084
Tax windfall (shortfall) from stock awards	[2]	(234)		(234)				(234)
Distributions to noncontrolling interests		(19,630)								(19,630)
Ending balance at Dec. 31, 2010		$ 4,465,738	$ 1,270	$ 2,107,929	$ (738,695)	$ (3,208)	$ 2,450,599	$ 3,817,895	$ 830	$ 647,013

[1]	Reflects TDS Corporate and TDS Telecom's current year stock-based compensation awards impact on Capital in excess of par value. U.S. Cellular’s amounts are included in Adjust investment in subsidiaries for repurchases, issuances and other compensation plans.
[2]	Reflects tax windfalls/(shortfalls) associated with the exercise of options and the vesting of restricted stock awards of TDS Common Shares and TDS Special Common Shares. U.S. Cellular’s tax windfalls/(shortfalls) associated with the exercise of options and vesting of restricted stock awards of U.S. Cellular are included in Adjust investment in subsidiaries for repurchases, issuances, and other compensation plans.